Segment Information - Schedule of Long-Lived Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,555,218	$ 25,016,915
Hong Kong [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	150,734	210,800
Mainland China [Member]
Schedule of Segment Reporting Information of Long Lived Assets Net by Segment [Line Items]
Long-lived assets	$ 29,404,484	$ 24,806,115